UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F COVER PAGE


Report for Calendar Year of Quarter Ended: 12/31/2009


Check here if Amendment [ ]; Amendment Number:  ____
   This Amendment (Check only one.):  [  ]   is a restatement.
                                      [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hokanson Associates
Address:      201 Lomas Santa Fe, Suite 360
              Solana Beach, CA 92024


Form 13F File Number: 28-10215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kristen Powers
Title:   Manager Operations/CCO
Phone:   (858)755-8899

Signature, Place, and Date of Signing:

/s/ Kristen Powers	    Solana Beach, CA               02/02/2010
[Signature]                  [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total: 75

Form 13F Information Table Value Total: 147822000

List of Other Included Managers:   None

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Corp.                       COM              88579Y101     1624    19640 SH       Sole                    19335               305
ABB Ltd                        COM              000375204     2592   135690 SH       Sole                   130290              5400
AFLAC Inc.                     COM              001055102     3596    77741 SH       Sole                    74016              3725
Abbott Labs                    COM              002824100      252     4662 SH       Sole                     4662
Apache Petroleum               COM              037411105     2834    27469 SH       Sole                    26354              1115
Apollo Group                   COM              037604105     2807    46340 SH       Sole                    44655              1685
Best Buy Inc.                  COM              086516101     2586    65545 SH       Sole                    63150              2395
CVS Corp Del                   COM              126650100      925    28705 SH       Sole                    26900              1805
Carnival Cruise Lines          COM              143658300      955    30150 SH       Sole                    27825              2325
Cerner Corp                    COM              156782104     1709    20725 SH       Sole                    19800               925
Chevron Texaco Corp.           COM              166764100     2634    34219 SH       Sole                    33274               945
Citrix Systems                 COM              177376100     1055    25365 SH       Sole                    23430              1935
Consumer Discretionary Select  COM              81369y407      338    11354 SH       Sole                    11114               240
Consumer Staples Select Sector COM              81369Y308      381    14400 SH       Sole                    13990               410
Danaher Corp Del               COM              235851102     1242    16515 SH       Sole                    15070              1445
Dentsply Intl Inc.             COM              249030107     1405    39960 SH       Sole                    39345               615
Devon Energy Corp New          COM              25179M103      564     7680 SH       Sole                     6650              1030
Edwards Lifesciences           COM              28176e108      973    11205 SH       Sole                    10220               985
Equal Weight Health Care - Ryd COM              78355w841      857    15045 SH       Sole                    14760               285
Expeditors International       COM              302130109      225     6470 SH       Sole                     5470              1000
Exxon Mobil                    COM              30231G102     1796    26345 SH       Sole                    26050               295
FPL Group Incorporated         COM              302571104     1884    35665 SH       Sole                    34455              1210
Financial Select Sector - SPDR COM              81369Y605      434    30135 SH       Sole                    29725               410
Goldman Sachs Group            COM              38141G104     1666     9866 SH       Sole                     9245               621
Google Inc.                    COM              38259p508     4761     7679 SH       Sole                     7324               355
Hansen Natural                 COM              411310105      833    21690 SH       Sole                    19320              2370
IBM                            COM              459200101      241     1841 SH       Sole                     1841
Icon PLC ADR                   COM              45103t107      739    33995 SH       Sole                    31315              2680
JP Morgan Chase & Co.          COM              46625H100     3523    84535 SH       Sole                    80880              3655
Johnson & Johnson              COM              478160104     3523    54703 SH       Sole                    52768              1935
MSCI Emerging Markets Index Fu COM              464287234     9400   226514 SH       Sole                   219069              7445
MSCI European Monetary Union I COM              464286608     2565    68449 SH       Sole                    62584              5865
MSCI Pacific ex-Japan - iShare COM              464286665     2318    56020 SH       Sole                    53475              2545
MSCI Singapore - iShares       COM              464286673     2445   212835 SH       Sole                   203250              9585
Medtronic, Inc.                COM              585055106     2149    48868 SH       Sole                    47168              1700
Microsoft Corp.                COM              594918104     2318    76045 SH       Sole                    74635              1410
Monsanto Corp.                 COM              61166W101     3063    37465 SH       Sole                    35760              1705
Nice Systems Ltd               COM              653656108      869    27990 SH       Sole                    25930              2060
Norfolk Southern Corp.         COM              655844108      209     3992 SH       Sole                     3992
Paychex                        COM              704326107     1527    49825 SH       Sole                    49120               705
Pepsico Inc.                   COM              713448108     3674    60432 SH       Sole                    58087              2345
Progress Energy Inc.           COM              743263105     1212    29545 SH       Sole                    29025               520
Qualcomm                       COM              747525103     4997   108023 SH       Sole                   103338              4685
Quanta Services                COM              74762e102     1400    67190 SH       Sole                    64795              2395
Resmed                         COM              761152107      942    18020 SH       Sole                    15985              2035
Russell Large-Cap Growth - iSh COM              464287614      969    19445 SH       Sole                    18735               710
Russell Large-Cap Value - iSha COM              464287598      386     6721 SH       Sole                     6521               200
Russell Mid-Cap Growth - iShar COM              464287481     3506    77318 SH       Sole                    72568              4750
Russell Mid-Cap Index Fund - i COM              464287499      349     4225 SH       Sole                     4195                30
Russell Mid-Cap Value - iShare COM              464287473     2047    55405 SH       Sole                    54585               820
Russell Small-Cap Growth - iSh COM              464287648     2113    31035 SH       Sole                    30190               845
Russell Small-Cap Index Fund - COM              464287655      233     3725 SH       Sole                     3675                50
Russell Small-Cap Value - iSha COM              464287630     1485    25586 SH       Sole                    25121               465
S&P Biotech - SPDR             COM              78464a870     1957    36480 SH       Sole                    35080              1400
S&P Global Energy Sector - iSh COM              464287341     1955    54803 SH       Sole                    53575              1228
S&P Global Industrial Index -  COM              464288729      254     5720 SH       Sole                     5630                90
S&P Global Technology Index -  COM              464287291      562    10030 SH       Sole                     9930               100
S&P Global Telecom Sector - iS COM              464287275     3786    69243 SH       Sole                    68163              1080
S&P NA Technology Software Ind COM              464287515     2514    53630 SH       Sole                    52450              1180
SPDR S&P BRIC 40               COM              78463x798     2564   102255 SH       Sole                   100235              2020
State Street Corp.             COM              857477103     3007    69059 SH       Sole                    65304              3755
Teva Pharmaceutical Industries COM              881624209     2525    44952 SH       Sole                    42517              2435
Toronto Dominion Bank          COM              891160509     3076    49046 SH       Sole                    46901              2145
Toyota Motor CP ADR New        COM              892331307     2466    29305 SH       Sole                    28250              1055
UPS                            COM              911312106     1033    18005 SH       Sole                    17650               355
Vanguard European Stock ETF    COM              922042874     4014    82805 SH       Sole                    82185               620
Vanguard Total Stock Market ET COM              922908769      309     5487 SH       Sole                     5487
Verizon Communications         COM              92343V104     1777    53635 SH       Sole                    50880              2755
Visa                           COM              92826c839     3337    38155 SH       Sole                    36555              1600
WP PLC ADS                     COM              92933h101     2939    60415 SH       Sole                    58480              1935
WalMart                        COM              931142103     3202    59903 SH       Sole                    58043              1860
Realty Income Corp.            REL              756109104     1978    76330 SH       Sole                    74610              1720
Vestin Realty Mtg II           REL              92549x102       37    17000 SH       Sole                    17000
Absolute Strategies            OAS              34984t600      532    50955 SH       Sole                    50955
Gold Trust - SPDR              OAS              78463v107     4869    45370 SH       Sole                    44710               660